Trust Preferred Securities (Details Narrative) (USD $)	0 Months Ended		12 Months Ended
	Apr. 10, 2009	Apr. 07, 2008	Dec. 31, 2013	Dec. 31, 2003	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt, interest rate above variable rate	3.00%			3.30%
Maximum applicable interest rate		12.50%	3.54%
Percentage of redemption price		100.00%
Percentage of trust preferred securities in Tier 1 capital			25.00%
Debt interest percentage				3.54%
Company guaranteed trust preferred securities			$ 3,403,000	$ 3,403,000	$ 3,403,000
Principal amount of debentures outstanding				$ 3,403,000	$ 3,403,000